Fair Value Measurements - Fair Value Measurement Inputs and Valuation Techniques (Detail) - Public Warrants And Private Placement Warrants [Member] - Fair Value, Inputs, Level 3 [Member]	Oct. 05, 2020 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unit price	$ 9.95
Term to initial business combination (in years)	1 year
Volatility	16.50%
Risk-free rate	0.44%
Dividend yield	0.00%